22. Leasing transactions (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Non contingent and contingent payments
DisclosureOfLeasingTransactionsLineItems [Line Items]
Lease expenses (income)	R$ 982	R$ 937
Sublease rentals
DisclosureOfLeasingTransactionsLineItems [Line Items]
Lease expenses (income)	R$ (191)	R$ (174)